Cover	Dec. 07, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-37815
Entity Registrant Name	Global Medical REIT Inc.
Entity Central Index Key	0001533615
Entity Tax Identification Number	46-4757266
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2 Bethesda Metro Center
Entity Address, Address Line Two	Suite 440
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	202
Local Phone Number	524-6851
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GMRE
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Title of 12(b) Security	Series A Preferred Stock, par value $0.001 per share
Trading Symbol	GMRE PrA
Security Exchange Name	NYSE